UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-21600

                   Scudder Global Commodities Stock Fund, Inc.
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Commodities Stock Fund, Inc.
Investment Portfolio as of March 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------

                                                                                 Shares               Value ($)
                                                                         --------------------------------------


Common Stocks 80.4%
Australia 0.9%
Alumina Ltd.                                                                    518,900              2,360,396
Rio Tinto Ltd.                                                                   47,600              1,659,413
                                                                                                   -----------
(Cost $3,587,277)                                                                                    4,019,809

Brazil 1.4%
Companhia Vale do Rio Doce (ADR)                                                187,700              5,933,197
(Cost $4,049,755)                                                                                  -----------

Canada 5.0%
Aber Diamond Corp.*                                                              81,700              2,477,947
Barrick Gold Corp.                                                              113,900              2,730,512
EnCana Corp.                                                                     73,200              5,169,444
NOVA Chemicals Corp.                                                            123,100              5,256,961
Placer Dome, Inc.                                                               161,500              2,611,342
Talisman Energy, Inc.                                                            92,300              3,158,053
                                                                                                   -----------
(Cost $19,871,921)                                                                                  21,404,259

China 0.8%
China Petroleum & Chemical Corp. "H"                                          8,174,000              3,327,472
(Cost $3,232,597)                                                                                  -----------

Finland 0.1%
Stora Enso Oyj "R"                                                               39,300                551,730
(Cost $516,087)                                                                                    -----------

France 3.8%
Compagnie de Saint-Gobain                                                        52,897              3,222,810
Lafarge SA                                                                       57,580              5,575,682
Total SA                                                                         31,722              7,422,385
                                                                                                   -----------
(Cost $14,355,439)                                                                                  16,220,877

Germany 2.3%
BASF AG                                                                         140,205              9,939,789
(Cost $8,006,160)                                                                                  -----------

Ireland 0.4%
CRH PLC                                                                          63,600              1,671,154
(Cost $1,522,080)                                                                                  -----------

Japan 4.1%
Asahi Kasei Corp.                                                               518,000              2,550,629
JFE Holdings, Inc.                                                              140,000              3,903,758
Nippon Mining Holdings, Inc.                                                    707,000              3,883,456
Nippon Steel Corp.                                                            2,281,000              5,764,721
Oji Paper Co., Ltd.                                                             265,000              1,487,737
                                                                                                   -----------
(Cost $16,510,910)                                                                                  17,590,301

Luxembourg 0.8%
Arcelor                                                                         147,918              3,380,485
(Cost $2,658,571)                                                                                  -----------

Russia 0.4%
OAO Gazprom "S" (ADR) 144A                                                       48,500              1,634,450
(Cost $1,788,875)                                                                                  -----------


Taiwan 0.8%
Formosa Chemicals & Fibre Corp.                                               1,689,000              3,441,687
(Cost $3,628,392)                                                                                  -----------

Thailand 0.5%
Thai Olefins PCL (Foreign Registered)*                                        1,330,700              2,313,078
(Cost $2,549,046)                                                                                  -----------

United Kingdom 14.6%
BHP Billiton PLC                                                              1,403,795             18,861,545
BP PLC                                                                        1,500,279             15,550,796
Rio Tinto PLC                                                                   347,453             11,234,404
Shell Transport & Trading Co., PLC                                            1,851,356             16,618,335
                                                                                                   -----------
(Cost $54,334,693)                                                                                  62,265,080

United States 44.5%
Air Products & Chemicals, Inc.                                                   91,600              5,797,364
Alcoa, Inc.                                                                     206,000              6,260,340
Amerada Hess Corp.                                                               55,300              5,320,413
Apache Corp.                                                                     61,900              3,790,137
Bowater, Inc.                                                                    41,600              1,567,072
Burlington Resources, Inc.                                                       75,300              3,770,271
ChevronTexaco Corp.                                                             270,400             15,767,024
ConocoPhillips                                                                   24,700              2,663,648
Dow Chemical Co.                                                                345,600             17,228,160
E.I. du Pont de Nemours & Co.                                                    32,900              1,685,796
ENSCO International, Inc.                                                        94,400              3,555,104
ExxonMobil Corp.                                                                611,300             36,433,480
FMC Technologies, Inc.*                                                         105,200              3,490,536
Foundation Coal Holdings, Inc.                                                  143,800              3,380,738
Georgia-Pacific Corp.                                                           135,300              4,801,797
Halliburton Co.                                                                 129,300              5,592,225
Joy Global, Inc.                                                                120,300              4,217,718
Lyondell Chemical Co.                                                           143,100              3,995,352
MeadWestvaco Corp.                                                               87,400              2,781,068
Monsanto Co.                                                                    221,200             14,267,400
Peabody Energy Corp.                                                             97,400              4,515,464
PPG Industries, Inc.                                                             74,200              5,306,784
Schlumberger Ltd.                                                               106,000              7,470,880
Smurfit-Stone Container Corp.*                                                  197,000              3,047,590
Sunoco, Inc.                                                                     82,500              8,540,400
Temple-Inland, Inc.                                                              20,400              1,480,020
Transocean, Inc.*                                                               106,800              5,495,928
Ultra Petroleum Corp.*                                                           61,900              3,144,520
Weatherford International Ltd.*                                                  88,100              5,104,514
                                                                                                   -----------
(Cost $164,045,779)                                                                                190,471,743

                                                                                                   -----------
Total Common Stocks (Cost $300,657,582)                                                            344,165,111

                                                                              Principal
                                                                                       Amount ($)     Value ($)

Commodities Linked/Structured Notes 7.4%
AIG-FP Structured Finance Ltd., GSCI 3X, 2.77%, 12/15/2005 (c)                7,112,000             11,854,211
Cargill GSCI Note 3X:
144A, 2.288%, 10/7/2005 (c)                                                   8,000,000              9,914,069
144A, 2.288%, 10/7/2005 (c)                                                   8,000,000              9,984,750
                                                                                                   -----------
Total Commodities Linked/Structured Notes (Cost $23,112,000)                                        31,753,030

Equity Linked Certificates 0.7%
Goldman Sachs International, Equity Linked Certificates
Over Reliance Industries Ltd.,* 144A, 10/31/2005
(Cost $3,022,050)                                                                      250,000(b)    3,120,750
                                                                                                   -----------

                                                                                 Shares               Value ($)
                                                                                 ------               ---------

Cash Equivalents 11.3%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $48,277,147)                                                           48,277,147             48,277,147
                                                                                                   -----------

                                                                                % of
                                                                              Net Assets           Value ($)
                                                                              ----------           ---------

Total Investment Portfolio  (Cost $375,068,779)                                    99.8            427,316,038
Other Assets and Liabilities, Net                                                   0.2                833,685
                                                                                                   -----------
Net Assets                                                                        100.0            428,149,723
                                                                                                   ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment
Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Certificates.

(c) Security is linked to the Goldman Sachs Commodities Index. The index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodities futures that is broadly diversified across the spectrum of commodities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GSCI: Goldman Sachs Commodity Index

At March 31, 2005, the Scudder Global Commodities Stock Fund, Inc. had
the following sector diversification:
                                                                      As a % of
                                                                     Investment
Sector                                           Value ($)            Portfolio
--------------------------------------------------------------------------------
Materials                                         173,704,568              40.7
Energy                                            163,020,015              38.2
Industrials                                         7,440,528               1.7
                                               ---------------    --------------
Total Common Stocks                               344,165,111              80.6
                                               ---------------    --------------
Cash Equivalents                                   48,277,147              11.3
Commodities Linked/Structured Notes                31,753,030               7.4
Equity Linked Certificates                          3,120,750               0.7
                                               ---------------    --------------
Total Investment Portfolio                        427,316,038             100.0
                                               ---------------    --------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Commodities Stock Fund, Inc.


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Global Commodities Stock Fund, Inc.

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005